Investment in Financial Assets (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jan. 31, 2024	Nov. 21, 2023	Nov. 17, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 30, 2024	Aug. 18, 2023	Sep. 15, 2022
Investment in Financial Assets [Line Items]
Invested amount				$ 6,255	$ 5,552	$ 9,005
Received common shares				515,631	33,652		1,541,096
Share capital	51.00%		9.33%
Ordinary shares par value		$ 0
Reverse share split ratio		1-for-30
Share price				$ 1,380
Comprehensive loss				$ 11	$ 727
Initial Public Offering [Member]
Investment in Financial Assets [Line Items]
Invested amount			$ 1,500
Received common shares			230,769
Top of range [Member]
Investment in Financial Assets [Line Items]
Received common shares		230,769
Share capital				84.53%
Bottom of range [Member]
Investment in Financial Assets [Line Items]
Received common shares		7,692
Share capital				75.00%